Organization and description of Business (Details Narrative) - Forekast limited [member]					12 Months Ended
	Aug. 29, 2024	Feb. 23, 2024	Jul. 22, 2022	May 13, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Feb. 01, 2024 USD ($)	Jan. 22, 2024 MYR (RM)	Dec. 31, 2023 USD ($)	Apr. 15, 2022 USD ($)	Apr. 15, 2022 MYR (RM)	Sep. 03, 2020 USD ($)	Sep. 03, 2020 MYR (RM)	Jun. 22, 2011 USD ($)	Jun. 22, 2011 MYR (RM)	Mar. 26, 2007 USD ($)	Mar. 26, 2007 MYR (RM)
IfrsStatementLineItems [Line Items]
Share capital | $					$ 10,000				$ 10,000
Mr. Muzahid shah. BHL ltd. [member]
IfrsStatementLineItems [Line Items]
Share capital | RM						RM 5,300
Equity ownership, rate					53.00%
Forekast international sdn. bhd. [member]
IfrsStatementLineItems [Line Items]
Share capital							$ 108,950	RM 500,000
Equity ownership, rate	100.00%
iForte group sdn. bhd. [member]
IfrsStatementLineItems [Line Items]
Share capital										$ 1,174,188	RM 5,300,000
Equity ownership, rate		100.00%	100.00%
iForte intelligence sdn. bhd. [member]
IfrsStatementLineItems [Line Items]
Share capital																$ 1,243,921	RM 5,600,000
Equity ownership, rate			33.30%	66.70%
iForte HRPlus sdn. bhd. [member]
IfrsStatementLineItems [Line Items]
Share capital												$ 21,923	RM 100,000
Equity ownership, rate				100.00%
Payday business services sdn. bhd. [member]
IfrsStatementLineItems [Line Items]
Share capital														$ 21,925	RM 100,000
Equity ownership, rate				100.00%